Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
(7)          Related Party Transactions

James Broach, a member of Cadus’ Board of Directors, provides consulting services to the Company for patent and license related matters, for which he was paid $12,000 and $12,000 in calendar years 2013 and 2012, respectively.  These consulting services were recorded as a component of general and administrative expenses during each of the respective periods.  No amounts were included in accrued expenses as of December 31, 2013 and 2012.

In May 2004, the Board of Directors appointed David Blitz the acting Chief Executive Officer of the Company at the rate of $25,000 per annum for the interim period during which the Company is continuing its search for a new Chief Executive Officer.  In 2013 and 2012, the Company paid $25,000 and $25,000, respectively, to Mr. Blitz in such capacity.  Since March 2014, when Hunter C. Gary was appointed President and Chief Executive Officer of the Company, Mr. Blitz has continued to serve as the Company’s acting Treasurer and Secretary at the rate of $25,000 per annum. Mr. Blitz remains an employee of Joel Popkin & Co. P.C., in which capacity he has performed the Company’s internal accounting since March 2000.  The Company paid Joel Popkin & Co., $47,080 and $50,377 for such accounting services in 2013 and 2012, respectively, and $4,500 and $5,000 in 2013 and 2012, respectively, for tax preparation services.